BASIS OF PRESENTATION	6 Months Ended
Jun. 30, 2025
BASIS OF PRESENTATION	BASIS OF PRESENTATION
The Company
Galaxy Digital Inc. (“GDI”) was formed in Delaware on April 23, 2021 for the purpose of serving as the U.S. public company entity upon the redomiciliation of Galaxy Digital Holdings Ltd. (“GDH Ltd.”) and Galaxy Digital Holdings LP (“GDH LP”) to Delaware. On May 13, 2025, the Company (as defined below), GDH Ltd. and GDH LP consummated a series of transactions resulting in the reorganization of the Company’s corporate structure (the “Reorganization Transactions”). Pursuant to the Reorganization Transactions, GDH Ltd. and GDH LP changed their jurisdiction of incorporation from the Cayman Islands to the state of Delaware and GDH Ltd. merged with and into the Company, with the Company surviving as the successor public company entity. All outstanding GDH Ltd. ordinary shares were converted into shares of Class A common stock of GDI.
Prior to the Reorganization Transactions, GDH Ltd. owned a minority interest in GDH LP and its ordinary shares were traded on the Toronto Stock Exchange (“TSX”). On May 16, 2025, subsequent to the Reorganization Transactions, the Company succeeded GDH Ltd. as the TSX-listed entity and the Company’s Class A common stock began also trading on the Nasdaq Global Select Market (“Nasdaq”) under the ticker “GLXY.”
The Reorganization Transactions were accounted for as a reverse recapitalization with the Company consolidating GDH LP, which was the accounting acquirer and the predecessor entity. Financial information presented for periods prior to the completion of the Reorganization Transactions, including comparative periods, represents that of GDH LP. References to the “Company,” “Galaxy,” and “we,” “us” and “our” refer to GDI and its consolidated subsidiaries subsequent to the Reorganization Transactions and GDH LP, the accounting acquirer and predecessor entity, and its consolidated subsidiaries prior to the Reorganization Transactions.
GDH LP is the operating partnership that conducts all of the Company’s business. GDH LP is a Delaware limited partnership that was formed in the Cayman Islands on May 11, 2018, which redomesticated to Delaware as part of the Reorganization Transactions, and is managed by GDI as its general partner. The Company has two classes of common stock, Class A common stock and Class B common stock. Each share of Class A common stock entitles its holder to economic and voting interests in the Company. Each share of Class B common stock entitles its holder to voting interests but not economic interests in the Company. Holders of Class B common stock have an economic interest in the Company through Limited Partnership Units of GDH LP (“LP Units”), which are paired one-for-one with shares of Class B common stock. One share of Class B common stock and one LP Unit are together exchangeable for one share of Class A common stock. As the Company consolidates GDH LP but does not own all of the economic interest in GDH LP, the Company presents a noncontrolling interest related to the economic ownership of GDH LP held by its Class B common stockholders.
Galaxy is a technology-driven diversified financial services and investment management firm that provides institutions with a full suite of scaled financial solutions spanning the digital assets ecosystem. We are strategically positioned to bridge traditional finance and the emerging digital economy. The Company is focused on digital assets and artificial intelligence enabled by high-performance computing technology, and how these technological innovations will alter the way we store and transfer value. The Company manages and reports its activities in the following three segments: Digital Assets, Data Centers, and Treasury and Corporate.
Basis of Presentation
The accompanying condensed consolidated interim financial statements have been prepared on the basis of accounting principles generally accepted in the United States of America (“U.S. GAAP”). The condensed consolidated interim financial statements include the accounts of the Company and all entities in which it holds a controlling financial interest. All intercompany balances and transactions have been eliminated.
We have prepared the accompanying unaudited condensed consolidated interim financial statements in accordance with the accounting policies described in GDH LP’s audited consolidated financial statements and the notes thereto for the year ended December 31, 2024 and the interim reporting requirements of Regulation S-X for the three and six months ended June 30, 2025. Accordingly, certain information and note disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. These unaudited condensed consolidated interim financial statements should be read in conjunction with GDH LP’s audited consolidated financial statements for the year ended December 31, 2024. The Company’s interim results are not necessarily indicative of its results for a full year.

Galaxy Digital Holdings, LP
BASIS OF PRESENTATION	BASIS OF PRESENTATION
The Company
Galaxy Digital Holdings LP (“GDH LP” and, together with its consolidated subsidiaries, the “Company,” “Galaxy,” “we,” “us,” or “our”) is a Cayman Islands exempted limited partnership formed on May 11, 2018. The Company’s principal address is 300 Vesey Street, New York, New York 10282. GDH LP, an operating partnership, is managed by the board of managers and officers of its general partner, Galaxy Digital Holdings GP LLC (“GDH GP” or the “General Partner”). Galaxy is a Cayman exempted limited partnership which is treated as a partnership for U.S. federal tax purposes. Galaxy Digital Holdings Ltd. (“GDH Ltd.”) holds a minority investment in the Company and has an active public listing on the Toronto Stock Exchange (“TSX”) under the ticker “GLXY.” Galaxy is a technology-driven diversified financial services and investment management firm that provides institutions with a full suite of scaled financial solutions spanning the digital assets ecosystem. Galaxy’s mission is engineering a new economic paradigm. Today, the Company is primarily focused on digital assets and blockchain technology, and how these technological innovations will alter the way we store and transfer value. The Company manages and reports its activities in the following three segments: Digital Assets, Data Centers, and Treasury and Corporate.
General Partner
GDH GP is a limited liability company incorporated under the laws of the Cayman Islands on July 26, 2018 and serves as the general partner of GDH LP. The sole member of the General Partner is Galaxy Group Investments LLC (“GGI”). The General Partner has a board of managers and officers (the “Board of Managers”). On November 24, 2022, GDH LP, GDH GP, GDH Ltd. and GDH Intermediate LLC (a wholly-owned subsidiary of GDH Ltd.) entered into a fifth amended and restated limited partnership agreement (as amended from time to time, the “LPA”).
Basis of Presentation
The accompanying consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States of America (“U.S. GAAP”). The consolidated financial statements include the accounts of GDH LP, its wholly-owned subsidiaries and all entities in which it holds a controlling financial interest. All intercompany balances and transactions have been eliminated.
Change in Presentation
Certain comparative figures in the Company’s consolidated statements of operations have been reclassified to conform to the current year’s presentation.